Selected Statements of Operations Data (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018
Financial Income:
Exchange rate differences	$ 217	$ 298
Interest from banks	874	696
Financial income	1,091	994
Financial expenses:
Interest and bank charges	(7)	(8)
Exchange rate differences	(603)	(613)
Financial expenses	(610)	(621)
Financial income, net	$ 481	$ 373